Right of use assets and related lease liabilities - Right of use asset activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Charge for the period	0	$ (24,244)	$ (38,827)
Ending balance		0
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance		820,660
Transfer to vessels, net		(851,327)
Additions		33,302
Fully depreciated assets		(2,635)
Right of use asset cost		0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Transfer to vessels, net		(851,327)
Fully depreciated assets		(2,635)
Ending balance			820,660
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [abstract]
Transfer to vessels, net		152,443
Fully depreciated assets		(2,635)
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Accumulated depreciation right-of-use assets	0	(130,834)
Charge for the period		(24,244)
Transfer to vessels, net		152,443
Fully depreciated assets		(2,635)
Accumulated depreciation right-of-use assets		0	(130,834)
Vessels
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Ending balance		$ 0
Vessels | Lease option to purchase option exercised
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Number of ships, purchase options exercised | vessel		21
Vessels | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance		$ 798,083
Transfer to vessels, net		(831,385)
Additions		33,302
Fully depreciated assets		0
Right of use asset cost		0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Transfer to vessels, net		(831,385)
Fully depreciated assets		0
Ending balance			798,083
Vessels | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [abstract]
Transfer to vessels, net		136,223
Fully depreciated assets		0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Accumulated depreciation right-of-use assets	0	(114,902)
Charge for the period		(21,321)
Transfer to vessels, net		136,223
Fully depreciated assets		0
Accumulated depreciation right-of-use assets		0	(114,902)
Drydock
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Ending balance		0
Drydock | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance		22,577
Transfer to vessels, net		(19,942)
Additions		0
Fully depreciated assets		(2,635)
Right of use asset cost		0
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Transfer to vessels, net		(19,942)
Fully depreciated assets		(2,635)
Ending balance			22,577
Drydock | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [abstract]
Transfer to vessels, net		16,220
Fully depreciated assets		(2,635)
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Accumulated depreciation right-of-use assets	$ 0	(15,932)
Charge for the period		(2,923)
Transfer to vessels, net		16,220
Fully depreciated assets		(2,635)
Accumulated depreciation right-of-use assets		$ 0	$ (15,932)